Equity (Schedule of Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	$ (7,023)	$ (13,479)
Other comprehensive income (loss) before reclassifications	(2,209)	4,219
Amounts reclassified from accumulated other comprehensive loss	129	(883)
Other comprehensive income (loss)	(2,080)	3,336
Balance as of end of period	(9,103)	(10,143)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	330	(24)
Other comprehensive income (loss) before reclassifications	(903)	1,069
Amounts reclassified from accumulated other comprehensive loss	34	(883)
Other comprehensive income (loss)	(869)	186
Balance as of end of period	(539)	162
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(7,353)	(13,455)
Other comprehensive income (loss) before reclassifications	(1,306)	3,150
Amounts reclassified from accumulated other comprehensive loss	95
Other comprehensive income (loss)	(1,211)	3,150
Balance as of end of period	$ (8,564)	$ (10,305)